CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (292.8)	$ (193.0)	$ (317.6)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Non-cash compensation expense related to stock based and directors' compensation	2.6	0.9	0.7
Depreciation of non-current assets	116.5	119.6	117.9
Impairment of non-current assets	131.7	0.0	77.1
Amortization of deferred mobilization and contract preparation costs	36.7	12.6	28.9
Amortization of deferred mobilization, demobilization and other revenue	(22.1)	(5.9)	(15.9)
Gain on disposal of assets and other non-operating income	(4.2)	(4.8)	(19.0)
Amortization of deferred finance charges	7.9	6.5	5.6
Bank commitment, guarantee and other fees	15.7	0.0	0.0
Effective Interest rate adjustments	2.8	3.7	5.0
Unrealized loss on financial instruments	0.0	0.0	27.4
Income from equity method investments	(1.2)	(16.1)	(9.5)
Deferred income tax	(2.1)	(0.5)	1.1
Change in assets and liabilities
Amounts due to/from related parties	(17.0)	(13.7)	26.7
Accrued expenses	89.8	10.3	(10.4)
Accrued interest	(35.8)	29.0	41.1
Other current and non-current assets	(139.2)	(24.1)	(19.9)
Other current and non-current liabilities	173.2	16.6	6.0
Net cash provided by/(used in) operating activities	62.5	(58.9)	(54.8)
Cash flows from investing activities
Purchase of plant and equipment	(1.8)	(0.1)	0.0
Proceeds from sale of fixed assets	0.7	2.7	37.7
Purchase of financial instruments and marketable debt securities	0.0	0.0	(92.5)
Distribution from/(funding provided to) equity method investments	0.0	46.5	(25.5)
Proceeds from disposal of equity method investments	0.0	10.6	0.0
Proceeds from sale of financial instruments and marketable debt securities	0.0	0.0	3.0
Additions to newbuildings	0.0	0.0	(5.0)
Additions to jack-up drilling rigs	(81.5)	(18.8)	(37.4)
Net cash (used in)/provided by investing activities	(82.6)	40.9	(119.7)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	298.1	44.8	60.2
Repayment of debt	(355.5)	0.0	0.0
Proceeds from Issuance of Debt	150.0	0.0	5.0
Net cash provided by financing activities	92.6	44.8	65.2
Net increase (decrease) in cash and cash equivalents and restricted cash	72.5	26.8	(109.3)
Cash and cash equivalents and restricted cash at beginning of the year	46.0	19.2	128.5
Cash and cash equivalents and restricted cash at end of the year	118.5	46.0	19.2
Supplemental Disclosure of Cash Flow Information
Interest paid, net of capitalized interest	(83.9)	(57.2)	(40.1)
Income taxes (paid) refunded, net	(16.2)	0.8	(8.6)
Issuance of long-term debt as non-cash settlement for newbuild delivery installment	0.0	0.0	181.8
Non-cash offset in respect of jack-up drilling rigs	(87.0)	0.0	0.0
Non-cash offset of accrued interest and jack-up rigs	(33.0)	0.0	0.0
Issuance of debt as non-cash settlement of financing fee	8.2	5.0	0.0
Cash and cash equivalents	108.0	34.9	19.2
Restricted cash	2.5	3.3	0.0
Non-current restricted cash	8.0	7.8	0.0
Total cash and cash equivalents and restricted cash	$ 118.5	$ 46.0	$ 19.2